Norwood Financial Corp (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2017
Norwood Financial Corp (Parent Company Only) Financial Information [Abstract]
NORWOOD FINANCIAL CORP (PARENT COMPANY ONLY) FINANCIAL INFORMATION

NOTE 17 - NORWOOD FINANCIAL CORP (PARENT COMPANY ONLY) FINANCIAL INFORMATION

                                       BALANCE SHEETS

	December 31,
	2017	2016
	(In Thousands)
ASSETS
Cash on deposit in bank subsidiary	$4,782	$3,005
Securities available for sale	-	397
Investment in bank subsidiary	110,218	105,138
Other assets	2,858	4,539
Total assets	$117,858	$113,079
LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities	$2,119	$2,000
Stockholders’ equity	115,739	111,079
Total liabilities and stockholders' equity	$117,858	$113,079

STATEMENTS OF INCOME

	Years Ended December 31,
	2017	2016	2015
Income:	(In Thousands)
Dividends from bank subsidiary	$5,412	$28,598	$4,574
Net realized gain on sales of securities	130	-	-
Other interest income	8	12	11
	5,550	28,610	4,585
Expenses	511	1,347	313
	5,039	27,263	4,272
Income tax benefit	(127)	(225)	(103)
	5,166	27,488	4,375
Equity in undistributed earnings of subsidiary	3,032	(20,777)	1,533
Net Income	$8,198	$6,711	$5,908
Comprehensive Income	$10,084	$2,104	$5,934

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2017	2016	2015
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$8,198	$6,711	$5,908
Adjustments to reconcile net income to
net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(3,032)	20,777	(1,533)
Net gains on sales of securities	(130)	-	-
Decrease in prepaid federal income tax	1,736	-	-
Other, net	389	(267)	(3)
Net Cash Provided by Operating Activities	7,161	27,221	4,372

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of securities	422	-	-
Outlays for business acquisitions	-	(2,324)	-
Net Cash Provided by (Used in) Investing Activities	422	(2,324)	-

CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of borrowings	-	(19,856)	-
Stock options exercised	1,040	843	441
ESOP purchase of shares from treasury stock	127	131	146
Purchase of treasury stock	(1,587)	(447)	(127)
Cash dividends paid	(5,386)	(4,714)	(4,527)
Net Cash Used in Financing Activities	(5,806)	(24,043)	(4,067)
Net Increase in Cash and Cash Equivalents	1,777	854	305

CASH AND CASH EQUIVALENTS - BEGINNING	3,005	2,151	1,846
CASH AND CASH EQUIVALENTS - ENDING	$4,782	$3,005	$2,151